FEDERATED SHORT-TERM MUNICIPAL TRUST

                            Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                               September 26, 2006


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549


     RE:  Form N-14
       FEDERATED SHORT-TERM MUNICIPAL TRUST
             1933 Act File No. 2-72277

Dear Sir or Madam:

       Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, ("1933 Act"), is the Registration Statement on Form N-14 for Federated Short-Term Municipal Trust ("Trust" or "Corporation").

       The purpose of this Registration Statement is to register shares of beneficial interest of the above-named Portfolio under the 1933 Act. These shares are being registered pursuant to an Agreement and Plan of Reorganization pursuant to which Federated Limited Term Municipal Fund, a portfolio of Federated Fixed Income Securities, Inc., will transfer substantially all of its assets to the Trust in exchange for shares of the Trust.

       In connection with the review of this filing by staff of the Securities and Exchange Commission, the Trust acknowledges the staff's view that: the Trust is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

       We would appreciate receiving any comments  you  may  have by October 18,
206. If you have any questions on the enclosed material, please do not hesitate to contact me at (412) 288-4827.

                                                     Very truly yours,


                                                     /s/ Heidi Loeffert
                                                     Heidi Loeffert
                                                     Paralegal
Enclosures